RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
SCHEDULE OF AMOUNT DUE FROM AND DUE TO RELATED PARTIES

The summary of amount due from and due to related parties as the following:

		December 31,
		2024	2023	2022
Due from related parties consist of the following:

WANG & LEE BROTHERS., Inc.	Due from ultimate holding company	1,293	1,286	1,282
		$1,293	$1,286	$1,282

Due to related parties consist of the following:

Pui Lung Ho	Due to director	1,366,738	1,347,019	1,853,263
		$1,366,738	$1,347,019	$1,853,263